Investment in joint venture (Tables)	12 Months Ended
Dec. 31, 2021
Investment In Joint Venture
Schedule of company joint venture

The details of the Company's joint venture are shown below:

			Participation in investments - %
			2021	2020
Group	Company	Country	Company
Financeira Itaú CBD S.A.	Bellamar Empreendimento e Participação S.A.	Brazil	50.00	50.00

The Company initially accounted for the investment in Bellamar at its fair value of R$769 which included the investment in FIC also at fair value. The fair value of investment in FIC was determined by an independent appraisal

The Company initially accounted for the investment in Bellamar at its fair value of R$769 which included the investment in FIC also at fair value. The fair value of investment in FIC was determined by an independent appraisal.

Breakdown

Amount
As of December 31, 2019	320
Equity accounting	27
Capital Increase	51
Equity on other comprehensive income	82
Discontinued operations (note 1)	(480)
Corporate restructuring (note 1)	769
As of December 31, 2020	769

Amount
As of December 31, 2020	769
Share of profit of associates	47
Dividends received	(11)
Dividends receivable	(16)
As of December 31, 2021	789

Schedule of Identifiable Assets and Liabilities

The fair value of FIC's identifiable assets and liabilities on December 31, 2020 (acquisition date) are demonstrated as follows:

Assets
Cash and cash equivalents	29
Marketable securities	22
Credit operations	6,213
Other credits	98
Other receivables	3
Other credits, non-current	265
Property, plant and equipment and intangible assets	2,170
Investments	47
8,847
Liabilities
Deposits	(790)
Interfinancial relations	(2,457)
Other liabilities	(2,256)
(5,503)
Total fair value of identifiable net assets	3,344
Company's participation	17.88%
Fair value of investment acquired	599
Acquisition price	769
Fair value of investment acquired	(599)
Goodwill	170